Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	MUTUAL FUND SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001355064
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 26, 2024
Document Effective Date	dei_DocumentEffectiveDate	Feb. 26, 2024
Prospectus Date	rr_ProspectusDate	Nov. 01, 2023
Catalyst/CIFC Floating Rate Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Catalyst/CIFC Floating Rate Income Fund Class A: CFRAX Class C: CFRCX Class C-1: CFRFX Class I: CFRIX

(the “Fund”)

February 26, 2024

This information supplements certain disclosures contained in the Prospectus, Summary Prospectus and Statement of Additional Information for the Fund, each dated November 1, 2023, as supplemented.

____________________________________________________________________

Effective April 26, 2024, the Fund’s name will change to “Catalyst/CIFC Senior Secured Income Fund.”

As a result of this name change, the Fund is required to change its 80% policy as set forth below, effective April 26, 2024, to comply with federal regulations regarding the names of mutual funds. The Fund has historically invested in senior secured debt instruments in compliance with its current 80% policy and the change to the Fund’s 80% policy is not expected to result in a change to the Fund’s portfolio or the future management of the Fund’s portfolio.

Current 80% Policy: Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in U.S. dollar-denominated floating rate secured loans and other floating rate debt instruments, including: floating rate bonds; floating rate notes; floating rate debentures; tranches of floating rate asset-backed securities, including structured notes, made to, or issued by, U.S. and non-U.S. corporations or other business entities; and other investment companies (including exchange traded funds) (“ETFs”) that invest primarily in floating rate assets.

New 80% Policy: Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in senior secured debt instruments. Such debt instruments include: floating rate bonds; floating rate notes; floating rate debentures; tranches of floating rate asset-backed securities, including structured notes, made to, or issued by, U.S. and non-U.S. corporations or other business entities; and other investment companies (including exchange traded funds) (“ETFs”) that invest primarily in floating rate assets.

* * * * *

You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and Statement of Additional Information for the Fund, each dated November 1, 2023, as supplemented, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.